Business combination (Details 23 - Textuals) - BRL (R$) R$ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 01, 2022
Business combinations
Acquisition-related cost		R$ 18,335	R$ 6,957	R$ 446
Transpire Group
Business combinations
Percentage of voting equity interests acquired					100.00%	100.00%
Consideration transferred						R$ 77,310
Cash paid						R$ 60,392
Acquisition-related cost	R$ 1,776
Transpire Group | Customer relationship (note 14)
Business combinations
Useful life of intangible assets	46 months